NATURE OF OPERATIONS (Details Narrative)	12 Months Ended
Dec. 31, 2019
Wheeler River Joint Venture
DisclosureOfJointOperationsAndKeycontractualArrangementsLineItems [Line Items]
Interest in joint operations, contractual arrangements	90.00%
Waterbury Lake Uranium Limited Partnership
DisclosureOfJointOperationsAndKeycontractualArrangementsLineItems [Line Items]
Interest in joint operations, contractual arrangements	66.57%
McClean Lake Joint Venture
DisclosureOfJointOperationsAndKeycontractualArrangementsLineItems [Line Items]
Interest in joint operations, contractual arrangements	22.50%
Midwest Joint Venture
DisclosureOfJointOperationsAndKeycontractualArrangementsLineItems [Line Items]
Interest in joint operations, contractual arrangements	25.17%